Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 977,447.2	$ 32,977.3	$ 947,938.3	$ 843,497.4
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 214,228.8		$ 157,185.4	$ 134,117.2
Percentage of entity's revenue	22.00%	22.00%	17.00%	16.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE	$ 64,096.2		$ 107,463.2	$ 134,158.4
Percentage of entity's revenue	7.00%	7.00%	11.00%	16.00%